Strategic Investments - Cann Group Limited (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 AUD ($) $ / shares shares
Disclosure of associates [line items]
Share price (in A$ per share) | $ / shares						$ 12.42
Impairment | $			$ 75,035	$ 88,932
Cann Group
Disclosure of associates [line items]
Total shareholdings (in shares) | shares	31,956,347	31,956,347	31,956,347	31,956,347	31,956,347		31,956,347
Proportion of ownership interest in associate	22.40%	22.50%
Share price (in A$ per share) | $ / shares					$ 0.79		$ 1.96
Fair value of investment in associates	$ 23,400	$ 57,000	$ 23,400	$ 57,000	$ 25.0		$ 62.0
Impairment | $			$ 37,213	$ 18,158